EVENTS AFTER THE REPORTING PERIOD	9 Months Ended
Sep. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
Acquisition of GigaCloud
On October 27, 2026, the Group announced that its subsidiary, Uklon Ltd., had entered into an agreement to acquire a 79.99%
equity interest in GigaCloud, a provider of cloud infrastructure and cybersecurity services operating in Ukraine and Poland. The acquisition is expected to accelerate the Group’s digital transformation strategy by expanding its cloud infrastructure and AI-
enabled service capabilities. The aggregate transaction value is approximately US$50, comprising initial purchase price, assumed indebtedness, deferred and performance-based consideration, and certain other agreed reimbursements to the seller, subject to customary adjustments and the terms of the agreement.
Consequent to this acquisition, the Group's ownership interest in Uklon Ltd. increased to 97.44%, following an increase in its share capital.
The initial purchase price accounting has not been completed at the date of issuance of these unaudited interim condensed consolidated financial statements, and the estimated financial impact is therefore not yet available.